Consolidated Statements of Cash Flows - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss	CAD (445)	CAD (7,470)
Adjustments to reconcile to net cash from operating activities:
Depreciation	40,794	40,040
Amortization of intangible assets (note 10(b))	1,688	1,990
Amortization of deferred financing costs (note 10(c) and 13(a))	572	1,961
Lease inducement paid on sublease	0	(107)
(Gain) loss on disposal of plant and equipment	(116)	917
Gain on disposal of assets held for sale (note 8)	(374)	(152)
Loss on debt extinguishment (note 13(c))	0	576
Stock-based compensation expense (note 21(a))	6,030	1,696
Cash settlement of stock-based compensation (note 21(d(i)) and 21(f(i)))	(1,211)	(2,002)
Other adjustments to cash from operating activities (note 11(d), 16(b) and 16(c))	(97)	(90)
Other income from a non-monetary transaction	(1,375)	0
Deferred income tax (benefit) expense (note 11)	(49)	(114)
Net changes in non-cash working capital (note 22(b))	(5,780)	39,674
Total operating activities	39,831	77,099
Investing activities:
Purchase of plant and equipment	(27,075)	(32,492)
Additions to intangible assets (note 10(b))	(304)	(779)
Proceeds on disposal of plant and equipment	15,182	6,913
Proceeds on disposal of assets held for sale	1,681	31,127
Total investing activities	(10,516)	4,769
Financing activities:
Repayment of Credit Facility	(5,962)	(6,964)
Increase in Credit Facility	16,962	30,000
Financing costs (note 10(c) and 13(a))	(99)	(686)
Redemption of Series 1 Debentures (note 13(c))	(19,927)	(39,382)
Repayment of capital lease obligations	(24,533)	(21,670)
Proceeds from options exercised (note 21(b))	284	82
Dividend payments (note 17(d))	(1,817)	(3,294)
Share purchase programs (note 17(c))	(9,204)	(6,185)
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 17(a))	(3,704)	(2,374)
Total financing activities	(48,000)	(50,473)
(Decrease) increase in cash	(18,685)	31,395
Cash, beginning of year	32,351	956
Cash, end of year	CAD 13,666	CAD 32,351